Cover	Nov. 14, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2022
Entity Registrant Name	Sonida Senior Living, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13445
Entity Tax Identification Number	75-2678809
Entity Address, Address Line One	16301 Quorum Drive
Entity Address, Address Line Two	Suite #160A
Entity Address, State or Province	TX
Entity Address, City or Town	Addison
Entity Address, Postal Zip Code	75001
City Area Code	(972)
Local Phone Number	770-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SNDA
Security Exchange Name	NYSE
Entity Central Index Key	0001043000
Amendment Flag	false